Expense Example, No Redemption - Class A C I R6 [Member] - John Hancock California Municipal Bond Fund - Class C	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 150
Expense Example, No Redemption, 3 Years	518
Expense Example, No Redemption, 5 Years	910
Expense Example, No Redemption, 10 Years	$ 1,783